Property Plant and Equipment (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
General And Administrative Expenses [Member]
Statement [Line Items]
Depreciation charges	$ 1,147	$ 1,375
Costs [Member]
Statement [Line Items]
Depreciation charges	3,306	3,422
Selling Expenses [Member]
Statement [Line Items]
Depreciation charges	$ 12	$ 18